Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - EUR (€) € in Thousands	Total	Ordinary Shares	Share Premium	Treasury Shares	Other Capital Reserve	Retained Earnings	Cumulative translation adjustment	Cash flow hedge reserve
Equity at beginning of period at Sep. 30, 2023	€ 2,400,588	€ 182,721	€ 1,894,384		€ 65,394	€ 225,976	€ 32,458	€ (345)
Number of units or Shares outstanding at Sep. 30, 2023		182,721,369
Net profit (loss)	(7,154)					(7,154)
Other comprehensive income (loss)	(38,577)						(37,616)	(961)
Total comprehensive income (loss)	(45,731)					(7,154)	(37,616)	(961)
Equity-settled share-based compensation expense	3,591				3,591
Conversion to no par value ordinary shares		€ (182,721)	182,721
Shares re-purchased in consideration of TRA	(355,775)			€ (355,775)
Shares re-purchased in consideration of TRA, shares		(5,648,465)
Issuance of share capital, net (of transaction costs)	447,126		447,126
Issuance of share capital, net (of transaction costs), shares		10,752,688
Equity at end of period at Dec. 31, 2023	2,449,799		2,524,231	(355,775)	68,985	218,822	(5,158)	€ (1,306)
Number of units or Shares outstanding at Dec. 31, 2023		187,825,592
Equity at beginning of period at Sep. 30, 2024	2,625,019		2,524,270	(355,775)	68,920	417,578	(29,974)
Number of units or Shares outstanding at Sep. 30, 2024		187,829,202
Net profit (loss)	20,119					20,119
Other comprehensive income (loss)	103,413						103,413
Total comprehensive income (loss)	123,532					20,119	103,413
Equity-settled share-based compensation expense	121				121
Equity at end of period at Dec. 31, 2024	€ 2,748,672		€ 2,524,270	€ (355,775)	€ 69,041	€ 437,697	€ 73,439
Number of units or Shares outstanding at Dec. 31, 2024		187,829,202